Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies
Note 26. Commitments and Contingencies
Leases as lessors
The Group leases out land and buildings and equipment under non-cancellable operating lease agreements. The leases have varying terms, subject to the customary practices in the particular regions.
Future minimum rentals under long-term non-cancellable operating leases are as follows:
Years ending December 31:	Amount
2019	$1,020
2020	916
2021	645
2022	461
2023	28
Thereafter	14
$3,084

The Group recognized rental and lease income of  $3,273, $6,026 and $15,470 for the year ended December 31, 2018, 2017 and 2016, respectively.
Leases as lessees
Future minimum commitments under long-term non-cancellable operating leases are as follows:
Years ending December 31:	Amount
2019	$1,327
2020	927
2021	475
2022	455
2023	447
Thereafter	1,155
$4,786

The leases, which principally comprise office space, have varying terms, subject to the customary practices in the local regions. Minimum lease payments recognized as expenses were $2,303 (including contingent rents of  $423), $3,120 (including contingent rents of  $115) and $2,565 (including sublease of  $734 and contingent rents of  $20) for the year ended December 31, 2018, 2017 and 2016, respectively.
Litigation
The Group is subject to routine litigation incidental to its business and is named from time to time as a defendant and is a plaintiff from time to time in various legal actions arising in connection with its activities, certain of which may include large claims for punitive damages. Further, due to the size, complexity and nature of the Group’s operations, various legal and tax matters are outstanding from time to time, including periodic audit by various tax authorities. Currently, based upon information available, management does not believe any such matters would have a material adverse effect upon the Group’s financial condition or results of operations as at December 31, 2018. However, due to the inherent uncertainty of litigation, there cannot be certainty as to the eventual outcome of any case. If management’s current assessments are incorrect or if management is unable to resolve any of these matters favorably, there may be a material adverse impact on the Group’s financial performance, cash flows or results of operations.
One of the Group’s subsidiaries in Europe is disputing certain assessments by the relevant tax authorities related to the recoverability of certain value-added tax assets in prior fiscal years. The Group believes that the tax authorities’ conclusions are contradictory to the relevant country and European Union laws, so the Group has appealed these matters locally. Management believes that it is more likely than not that it will be successful in these appeals, however the timing is unknown. The total amount of the assessments is $1,853, of which $488 has been paid in dispute. The amount of  $488 that has been paid has been reclassified as a long-term tax receivable to reflect the expected timing of recovery being longer than twelve months.
One of the Group’s subsidiaries is disputing certain assessments by the relevant tax authorities related to expatriate staff payroll tax, and the Group has appealed these matters locally. Management believes that it is more likely than not that it will be successful in this appeal, however the timing is unknown. The total amount of the assessments is $2,996 of which $899 has been paid in dispute. The amount that has been paid has been written off due to management’s expectations of probability of recovery.
Guarantees
Guarantees are accounted for as contingent liabilities unless it becomes probable that the Group will be required to make a payment under the guarantee.
In the normal course of its merchant banking activities, the Group issues guarantees to its trade and financing partners in order to secure financing facilities. Upon the use or drawdown of the underlying financing facilities, the financing facilities are recorded as liabilities on the consolidated statement of financial position such as short-term bank borrowings or debt. Accordingly, the issued guarantees relating to such financing facilities that are used or drawn are not considered contingent liabilities or off-balance sheet transactions. As at December 31, 2018, the Group did not have unrecorded contingent liabilities relating to outstanding guarantees issued to its trade and financing partners in the normal course of its merchant banking activities (see Note 29).
Rights to Subscribe to Shares in Subsidiaries
During 2017, two subsidiaries of the Group entered into agreements with third party employee incentive corporations whereby the latter were granted the rights to buy up to 10% of the share capital of the subsidiaries on a diluted basis at a price to be no less or more than the then existing net tangible asset value. The rights expire in 10 years.
Purchase Obligations
As at December 31, 2018, the Group had open purchase contracts aggregating $686 due in 2019. None of these contracts have been recognized on the consolidated statement of financial position as at December 31, 2018.